                        UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3-31-10

Check here if Amendment [ ]; Amendment Number:
                                               ------------
 This Amendment (Check only one.):     [ ] is a restatement.
                                       [ ] adds new holdings
                                            entries.

Institutional Investment Manager Filing this Report:
Name: Wayzata Investment Partners LLC
Address: 701 East Lake Street, Suite 300
         Wayzata, MN 55391

Form 13F File Number:
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Patrick J. Halloran
Title: Manager
Phone: (952) 345-0700

Signature, Place, and Date of Signing:

/s/ Patrick J. Halloran
------------------------    Wayzata, MN      5-17-2010
[Signature]                [City, State]      [Date]
Report Type (Check only one.):
[X]   13F HOLDINGS REPORT.  (Check here if all holdings of this
     reporting manager are reported in this report.)
[ ]   13F  NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting
     manager(s).)
[ ]   13F COMBINATION REPORT.  (Check here if a portion of the
     holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name
    28-
       ------------------       ------------------------
    [Repeat as necessary.]

                             Form 13F SUMMARY PAGE
 Report Summary:
 Number of Other Included Managers: 0
 Form 13F Information Table Entry Total: 5
 Form 13F Information Table Value Total: 915,610
                                       (thousands)
 List of Other Included Managers: NONE

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number          Name
               28-
     ----      ---------------------          ----------------------
     [Repeat as necessary.]

           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4   COLUMN 5   COLUMN 6  COLUMN 7         COLUMN 8
------------------------------  -------------- --------- --------- ----------- ---------- -------- -----------------------
                                                                                                       VOTING AUTHORITY
                                                            VALUE   SHARES OR  INVESTMENT   OTHER  -----------------------
        NAME OF ISSUER          TITLE OF CLASS   CUSIP    (x$1000)  PRIN AMT   DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------  -------------- --------- --------- ----------- ---------- -------- ---------- ------ -----
DELTA AIR LINES INC DEL         COM NEW        247361702 $ 436,645  29,927,668    SOLE             29,927,668    0     0
DYNEGY INC DEL                  CL A           26817G102 $  11,160   8,857,000    SOLE              8,857,000    0     0
OWENS CORNING NEW               COM            690742101 $ 405,919  15,955,953    SOLE             15,955,953    0     0
PAETEC HOLDING CORP             COM            695459107 $  60,264  12,876,887    SOLE             12,876,887    0     0
VIASYSTEMS GROUP INC            COM PAR$.01    92553H803 $   1,622      74,653    SOLE                 74,653    0     0
                                                         ---------
                                                         $ 915,610
                                                         =========